Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	$ 115,342	¥ 806,599	¥ 1,026,188
Restricted cash	23,513	164,431	141,292
Short-term deposits	36,886	257,950	115,014
Short-term investments	11,811	82,598	72,500
Other receivables from related parties (net of allowance of RMB1 and nil as of December 31, 2024 and December 31, 2025, respectively)	29	200	11,234
Inventories, net	18,143	126,879	112,325
Prepaid expenses and other current assets	22,470	157,096	71,363
Total current assets	280,346	1,960,461	2,165,242
Non-current assets
Prepaid expenses and other non-current assets	2,725	19,055	18,053
Prepaid expenses and other non-current assets	43,676	305,432	315,309
Long-term deposits	2,874	20,101
Deferred tax assets	1,203	8,415	9,698
Intangible assets, net	894	6,255	8,524
Right-of-use assets, net	235	1,646	3,382
Land use rights, net	8,098	56,631	57,904
Long-term investment	1,852	12,952	7,588
Long-term investment	61,557	430,487	420,458
Total assets	341,903	2,390,948	2,585,700
Current liabilities
Accounts and notes payable (including accounts and notes payable of the consolidated variable interest entities and their subsidiaries (“VIEs”) without recourse to the Company of RMB4,320 and RMB26 as of December 31, 2024 and 2025, respectively)	74,056	517,878	772,151
Advances from customers	1,452	10,153	11,537
Amount due to related parties	85	596	835
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB1,046 and RMB5,853 as of December 31, 2024 and 2025, respectively)	22,457	157,043	168,127
Short-term borrowing	5,720	40,000	50,000
Income tax payables	206	1,439	9,736
Lease liabilities due within one year	187	1,310	2,037
Long-term borrowing-current portion	3,584	25,061	29,300
Total current liabilities	107,747	753,480	1,043,723
Non-current liabilities
Accrued expenses and other liabilities – non-current portion	7,596	53,117	14,492
Long-term borrowing	7,388	51,666	75,945
Lease liabilities	60	421	1,783
Total non-current liabilities	15,044	105,204	92,220
Total liabilities	122,791	858,684	1,135,943
Commitments and contingencies (Note 23)
Shareholders’ equity
Treasury stock		(103,085)	(85,426)
Additional paid-in capital		1,414,499	1,374,451
Retained earnings		226,317	153,125
Accumulated other comprehensive income (loss)		(11,080)	2,279
Total equity attributable to shareholders of the Company	218,311	1,526,663	1,444,441
Non-controlling interests	801	5,601	5,316
Total shareholders’ equity	219,112	1,532,264	1,449,757
Total liabilities and shareholders' equity	341,903	2,390,948	2,585,700
Common Class A [Member]
Shareholders’ equity
Common stock value	1	6	6
Common Class B [Member]
Shareholders’ equity
Common stock value	1	6	6
Treasury stock | $	(14,741)
Additional paid-in capital | $	202,271
Retained earnings | $	32,363
Accumulated other comprehensive income (loss) | $	(1,584)
Nonrelated Party [Member]
Current assets
Accounts receivable	3,508	24,535	24,105
Related Party [Member]
Current assets
Accounts receivable	$ 48,644	340,173	591,221
Current liabilities
Amount due to related parties		¥ 596	¥ 835